Risk Management and Financial Instruments (Details) - Schedule of Estimated Fair Value (Parentheticals)	Dec. 31, 2023
PPC 2027 [Member]
Schedule of Estimated Fair Value [Line Items]
Notes	585.00%
JBS Lux 2027 [Member]
Schedule of Estimated Fair Value [Line Items]
Notes	2.50%
JBS Lux 2028 [Member]
Schedule of Estimated Fair Value [Line Items]
Notes	5.13%
JBS Lux 2029 [Member]
Schedule of Estimated Fair Value [Line Items]
Notes	3.00%
JBS Lux 2029 [Member]
Schedule of Estimated Fair Value [Line Items]
Notes	6.50%
JBS Lux 2030 [Member]
Schedule of Estimated Fair Value [Line Items]
Notes	5.50%
JBS Lux 2031 [Member]
Schedule of Estimated Fair Value [Line Items]
Notes	3.75%
PPC 2031 [Member]
Schedule of Estimated Fair Value [Line Items]
Notes	4.25%
JBS Lux 2032 [Member]
Schedule of Estimated Fair Value [Line Items]
Notes	3.00%
JBS Lux 2032 [Member]
Schedule of Estimated Fair Value [Line Items]
Notes	362.00%
PPC 2032 [Member]
Schedule of Estimated Fair Value [Line Items]
Notes	35.00%
JBS Lux 2033 [Member]
Schedule of Estimated Fair Value [Line Items]
Notes	5.75%
PPC 2033 [Member]
Schedule of Estimated Fair Value [Line Items]
Notes	625.00%
JBS Lux 2025 [Member]
Schedule of Estimated Fair Value [Line Items]
Notes	675.00%
PPC 2034 [Member]
Schedule of Estimated Fair Value [Line Items]
Notes	687.00%
JBS Lux 2052 [Member]
Schedule of Estimated Fair Value [Line Items]
Notes	437.00%
JBS Lux 2053 [Member]
Schedule of Estimated Fair Value [Line Items]
Notes	7.25%
JBS Lux 2052 [Member]
Schedule of Estimated Fair Value [Line Items]
Notes	6.50%